Classification of Expenses By Nature - Details of Classification of Expenses By Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Advertising expenses	₩ 35,948	₩ 30,084	₩ 14,948
Fees and commissions	215,613	230,412	249,210
Lease expenses	1,125	920	1,496
Outsourcing expenses	12,997	9,500	7,875
Salaries	35,532	32,340	26,935
Expenses related to defined contribution plans	2,090	2,030	1,807
Employee benefits	3,390	3,329	3,026
Depreciation	4,570	3,783	2,748
Amortization	1,748	1,137	905
Other expenses	3,361	2,944	3,214
Total	₩ 316,374	₩ 316,479	₩ 312,164